Share capital (Details) - CAD ($)				12 Months Ended
	Dec. 23, 2021	Feb. 12, 2021	Aug. 13, 2020	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning				$ 53,910,946
Private placement (in shares)	11,634,137	9,545,455	8,285,200
Private placement				178,701,110	$ 17,813,180
Cost of private placement				(9,015,180)	(1,416,946)
Exercise of warrants				132,000
Balance, ending				224,819,592	53,910,946
Share capital.
Balance, beginning				$ 53,910,946	$ 36,190,313
Balance, beginning (in shares)				77,782,757	68,878,891
Private placement (in shares)				21,179,592	8,285,200
Private placement				$ 178,701,110	$ 17,813,180
Cost of private placement				(9,015,180)	$ (1,416,946)
Agent warrants issued				$ (873,121)
Exercise of RSUs (in shares)				385,000	618,666
Exercise of RSUs				$ 1,917,300	$ 1,324,399
Exercise of warrants (in shares)				30,000
Exercise of warrants				$ 178,537
Balance, ending (in shares)				99,377,349	77,782,757
Balance, ending				$ 224,819,592	$ 53,910,946